Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (84,693)	$ (57,693)	$ (79,540)	$ (74,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,197	4,169	5,502	6,037
Stock-based compensation	19,500	4,049	6,322	5,897
Change in fair value of derivative and warrant liability	606	3,791	4,920	1,846
Amortization of debt issuance cost	2,237	2,953	4,746	1,068
Non-cash lease amortization	2,168	2,412	3,586
Deferred income taxes		1,035
Loss upon extinguishment of debt				3,775
Deferred taxes			113	(2,282)
Changes in operating assets and liabilities:
Accounts receivable, net	(729)	(2,061)	1,515	(1,890)
Prepaid expenses	(2,498)	(75)
Other current assets	2	(552)
Contract assets	(6,176)
Prepaid expenses and other current assets			(1,085)	(320)
Operating lease liabilities	(3,085)	(2,710)	(3,565)
Other assets	46	(222)	(1,470)
Accounts payable	398	(32)	424	1,174
Accrued liabilities	1,440	1,724	3,671	1,291
Deferred rent				640
Deferred revenue	(6,815)	(7,138)	(10,281)	10,341
Other liabilities	797	(747)	(1,035)	526
Net cash used in operating activities	(73,605)	(51,097)	(66,177)	(46,304)
Cash flows from investing activities:
Purchases of property and equipment	(1,188)	(234)	(636)	(2,162)
Maturities of short-term investments				13,610
Net cash used in investing activities	(1,188)	(234)	(636)	11,448
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance cost		5,044	14,905	40,000
Proceeds from note payable, net of issuance cost		29,833	29,833
Proceeds from issuance of preferred stock				16,000
Proceeds from the issuance of common stock upon exercise of options	3,620	1,906	2,490	254
Proceeds from Business Combination and PIPE, net of transaction costs	90,689
Payments on notes payable	(7,450)
Payments on finance leases	(1,246)	(1,885)
Payment of finance and capital lease obligations			(2,575)	(3,000)
Proceeds from the exercise of warrants for redeemable convertible preferred stock				200
Net cash provided by financing activities	85,613	34,898	44,653	53,454
Net change in cash, cash equivalents, and restricted cash equivalents	10,820	(16,433)	(22,160)	18,598
Cash, cash equivalents, and restricted cash equivalents, beginning of period	22,822	44,982	44,982	26,384
Cash, cash equivalents, and restricted cash equivalents, end of period	33,642	28,549	22,822	44,982
Reconciliation to amounts on the condensed consolidated balance sheets:
Cash and cash equivalents	33,412	27,259	21,626	43,692
Current portion of restricted cash equivalents		230	460	230
Non-current portion of restricted cash equivalents	230	1,060	736	1,060
Total cash, cash equivalents, and restricted cash equivalents shown in the condensed consolidated statements of cash flows	33,642	28,549	22,822	44,982
Supplemental disclosures of cash flow information:
Cash paid for interest	2,302	1,475	2,631	412
Cash paid for income taxes	787	260	234	738
Noncash investing and financing activities
Operating lease liabilities and right-of-use assets through adoption of ASC 842		11,428	11,428
Conversion of convertible note into common stock pursuant to Business Combination	20,239
Conversion of redeemable convertible preferred stock to common stock pursuant to Business Combination	279,503
Operating lease liabilities arising from obtaining right-of-use assets	650	3,422	3,422
Property and equipment acquired under finance leases or debt		650
Property and equipment acquired under capital leases or debt			584	257
Debt discount through issuance of common stock warrants		$ 3,842	3,843
Debt discount through issuance of convertible note with derivative liability				6,520
Extinguishment of derivative liability				(5,377)
Non-cash debt discount			525
Issues of series C redeemable convertible preferred stock for exercise of warrants			5,816
Issues of series B redeemable convertible preferred stock for exercise of warrants				1,931
Deemed dividend from exchange of series D-3A redeemable convertible preferred stock for series D-3				3,182
Conversion of convertible notes to series D-3A redeemable convertible preferred stock				$ 30,664